Subsequent Events (Unaudited) (Details) - Forecast [Member] $ / shares in Units, $ in Millions	Jun. 26, 2024 USD ($) $ / shares shares	Jun. 20, 2024 USD ($) $ / shares shares	Jun. 18, 2024 USD ($)	Jun. 11, 2024 USD ($) $ / shares shares	Jun. 07, 2024 USD ($) $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	Jun. 04, 2024 USD ($) $ / shares shares	May 27, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 09, 2024 USD ($) $ / shares shares	May 06, 2024 USD ($) $ / shares shares	May 02, 2024	May 01, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 28, 2024 USD ($) $ / shares shares	Apr. 25, 2024 USD ($) $ / shares	Apr. 18, 2024 $ / item shares	Apr. 17, 2024 USD ($)	Mar. 26, 2024 USD ($)	Mar. 21, 2024 USD ($)	Feb. 27, 2024 USD ($)	May 07, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 12, 2024 USD ($)	Apr. 08, 2024
Subsequent Events (Unaudited) [Line Items]
Debt repaid payment (in Dollars)																			$ 0.1
Repayment bridge premium rate								23.20%	23.20%
Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Debt convertible rate												12.00%
Convertible Notes Payable [Member] | Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Promissory note agreement (in Dollars)										$ 0.4
Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares										330,000
Warrant, exercise price (in Dollars per share) | $ / shares																$ 2
Warrant, common stock share | shares								22,000
Maximum [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares										1,250,000
FPA Investor [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Issue of shares | shares																	248,360
Convertible Debt [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate	12.00%	12.00%		12.00%	12.00%	12.00%	12.00%				10.00%		12.00%	12.00%	12.00%										12.00%
Debt repaid payment (in Dollars)															$ 5.0	$ 0.1		$ 0.5			$ 0.3
Outstanding principal amount (in Dollars)															5.0
Cash proceeds issuance cost (in Dollars)															10.0
Aggregate cash consideration (in Dollars)															$ 0.1
Number of securities purchased | shares	83,333	166,667		83,333	83,333	83,333	33,333	16,667	83,334
Purchase shares | shares															550,000
Warrant, exercise price (in Dollars per share) | $ / shares	$ 2	$ 2		$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
Promissory note agreement (in Dollars)	$ 0.1	$ 0.2		$ 0.1	$ 0.1	$ 0.1	$ 0.1						$ 0.2	$ 0.2								$ 1.8
Term								12 years	12 years				1 year
Convertible promissory note discount (in Dollars)										$ 0.1				$ 0.1
Warrant, common stock share | shares	110,000	220,000		110,000	110,000	110,000	44,000	22,000	110,000
Discount percentage, issued	10.00%	10.00%		10.00%	10.00%	23.20%	10.00%						10.00%
Number of additional shares available | shares										250,000
Floor price (in Dollars per Item) | $ / item																	1.27
Issued of purchase contract share | shares																	248,360
Bridge loan (in Dollars)								$ 10.0	$ 10.0														$ 5.0	$ 5.0
Repayment bridge premium rate								23.20%															24.60%
Convertible bridge loan (in Dollars)																$ 0.1
Procceds from loan agreements (in Dollars)								$ 0.1	$ 0.1
Convertible Debt [Member] | Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Promissory note agreement (in Dollars)																						0.6
Convertible promissory note discount (in Dollars)																						$ 0.1
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate											12.00%		12.00%
Promissory note agreement (in Dollars)													$ 0.1
Term	30 years	30 months		1 year	1 year	1 year	1 year				1 year		1 year	1 year
Convertible promissory note discount (in Dollars)													$ 0.1
Convertible Debt [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares							33,333				333,333			125,000	416,667								16,667
Warrant, exercise price (in Dollars per share) | $ / shares							$ 2			$ 2	$ 2			$ 2	$ 2								$ 2
Warrant, common stock share | shares							44,000	22,000	110,000	1,650,000	440,000			165,000									22,000
Convertible Debt [Member] | Warrant [Member] | Convertible Promissory Note Agreement [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares																						416,667
Warrant, exercise price (in Dollars per share) | $ / shares																						$ 2
Warrant, common stock share | shares																						550,000
Convertible Debt [Member] | Warrant [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares													101,461
Warrant, exercise price (in Dollars per share) | $ / shares													$ 2
Warrant, common stock share | shares													133,929
Convertible Debt [Member] | Maximum [Member]
Subsequent Events (Unaudited) [Line Items]
Debt repaid payment (in Dollars)																				$ 0.4
Convertible Debt [Member] | Minimum [Member]
Subsequent Events (Unaudited) [Line Items]
Debt repaid payment (in Dollars)																				$ 0.3
Convertible Debt [Member] | First Tranche [Member]
Subsequent Events (Unaudited) [Line Items]
Received proceeds (in Dollars)										$ 0.3
Convertible Debt [Member] | Second Tranche [Member]
Subsequent Events (Unaudited) [Line Items]
Received proceeds (in Dollars)			$ 0.3
Convertible Debt [Member] | Related Party [Member]
Subsequent Events (Unaudited) [Line Items]
Promissory note agreement (in Dollars)											$ 0.4
Convertible Debt [Member] | FPA Investor [Member]
Subsequent Events (Unaudited) [Line Items]
Interest rate										12.00%					12.00%
Debt repaid payment (in Dollars)										$ 0.4
Number of additional shares available | shares													166,667
Convertible Debt [Member] | FPA Investor [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares													$ 2
Common Stock [Member] | Convertible Debt [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares													220,000
Private Placement [Member] | FPA Investor [Member] | Warrant [Member]
Subsequent Events (Unaudited) [Line Items]
Number of securities purchased | shares																	1,167,990